Long-Term Debt - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2011	Nov. 02, 2014	Feb. 02, 2014	Jan. 29, 2012	Jun. 01, 2010	Nov. 03, 2013	Feb. 03, 2013	May 14, 2013
Line of Credit Facility [Line Items]
Proceeds from term loan facility		$ 528,675,000		$ 100,000,000
Letter of credit facility outstanding		5,822,000
Credit facility, current borrowing			144,375,000
Credit facility, current borrowing, net of discount		428,976,000	143,825,000
Outstanding letter of credit above which the company is required to maintain financial ratios			12,000,000
Redemption date of notes	Feb. 02, 2014		Jun. 01, 2014
Senior notes	141,852,000		200,000,000
Credit facility, current borrowing		430,000,000	525,165,000				526,665,000
Received net proceeds of debt issuance cost			100,000,000
Percentage of excess outstanding debt to excess of revolving commitments		30.00%
Senior Notes [Member]
Line of Credit Facility [Line Items]
Maturity Date			Jun. 01, 2018
Interest Rate			11.00%
Frequency of interest payments - Senior Notes			Semi-annually
Senior notes fair value	150,100,000		214,500,000
Consolidated coverage ratio			200.00%
Credit facility, current borrowing			200,000,000				200,000,000
Senior Discount Notes [Member]
Line of Credit Facility [Line Items]
Maturity Date	Feb. 15, 2016
Debt issuance discount cost			38,938,000				54,819,000
Interest Rate	12.25%
Credit facility, current borrowing	180,790,000		180,790,000				180,790,000
Minimum
Line of Credit Facility [Line Items]
Fixed charge coverage ratio			115.00%
Required fixed charge coverage ratio			130.00%
Redemption price of notes as percentage of principal amount	100.00%		100.00%
Minimum | Second Amendment [Member] | Scenario One [Member]
Line of Credit Facility [Line Items]
Leverage ratio								275.00%
Maximum
Line of Credit Facility [Line Items]
Leverage ratio			400.00%
Required leverage ratio			325.00%
Redemption price of notes as percentage of principal amount	106.125%		105.50%
Maximum | Second Amendment [Member] | Scenario Two [Member]
Line of Credit Facility [Line Items]
Leverage ratio								275.00%
New Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
New senior secured credit facility		530,000,000
Maturity Date		Jul. 25, 2020
Proceeds from term loan facility		528,675,000
Debt issuance discount cost		1,325,000
Interest Rate		4.50%
Secured term loan maturity period		6 years
Repayment of principal amount of term loan facility		100,000,000
Loss on extinguishment charge		1,586,000
New Senior Secured Credit Facility [Member] | Minimum
Line of Credit Facility [Line Items]
Debt instrument interest rate		3.25%
New Senior Secured Credit Facility [Member] | Maximum
Line of Credit Facility [Line Items]
Debt instrument interest rate		3.50%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
New senior secured credit facility		50,000,000	50,000,000
Maturity Date		Jul. 25, 2019	Jun. 01, 2015
Credit facility outstanding		0	0
Revolving Credit Facility [Member] | Minimum
Line of Credit Facility [Line Items]
Debt instrument interest rate		3.00%
Revolving Credit Facility [Member] | Maximum
Line of Credit Facility [Line Items]
Debt instrument interest rate		3.50%
Letter of Credit Sub-Facility [Member]
Line of Credit Facility [Line Items]
New senior secured credit facility		20,000,000	20,000,000
Letter of credit facility outstanding			5,670,000
Swingline Sub-Facility [Member]
Line of Credit Facility [Line Items]
New senior secured credit facility		5,000,000	5,000,000
Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
New senior secured credit facility			150,000,000
Maturity Date			Jun. 01, 2016
Proceeds from term loan facility					148,500,000
Debt issuance discount cost					1,500,000
Interest Rate			4.50%
Leverage ratio			255.00%
Number of creditors for senior secured credit facility			22
Percentage of term loan held by Oak Hill Advisors, L.P.			9.97%
Term loan held by Oak Hill Advisors, L.P.			14,394,000
Repayment of principal amount of term loan facility		144,375,000	1,500,000	1,500,000		1,125,000	1,875,000
Foreign Line of Credit [Member]
Line of Credit Facility [Line Items]
New senior secured credit facility			$ 1,000,000